12. STOCKHOLDERS DEFICIT (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Stockholders Deficit Details
Number of Options Outstanding, Beginning	24,757,000	24,607,000
Number of Options Granted	1,750,000	150,000
Number of Options Exercised	0	0
Number of Options Forfeited and Cancelled	(55,000)	0
Number of Options Outstanding, Ending	26,452,000	24,757,000
Number of Options Exercisable	22,803,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.32	$ 0.32
Weighted Average Exercise Price Granted		$ 0.29
Weighted Average Exercise Price Outstanding, Ending	$ 0.31	$ 0.32
Weighted Average Exercise Price Exercisable	$ 0.34
Weighted Average Remaining Contractual Life (in years) Outstanding	6 years 12 days	8 years 6 months
Weighted Average Remaining Contractual Life (in years) Exercisable	6 years 4 months 24 days